Derivative instruments and hedging activities	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure
Derivative Instruments and Hedging Activities

Note 30 – Derivative instruments and hedging activities

The use of derivatives is incorporated as part of the Corporation’s overall interest rate risk management strategy to minimize significant unplanned fluctuations in earnings and cash flows that are caused by interest rate volatility. The Corporation’s goal is to manage interest rate sensitivity by modifying the repricing or maturity characteristics of certain balance sheet assets and liabilities so that the net interest income is not materially affected by movements in interest rates. The Corporation uses derivatives in its trading activities to facilitate customer transactions, and as a means of risk management. As a result of interest rate fluctuations, hedged fixed and variable interest rate assets and liabilities will appreciate or depreciate in fair value. The effect of this unrealized appreciation or depreciation is expected to be substantially offset by the Corporation’s gains or losses on the derivative instruments that are linked to these hedged assets and liabilities. As a matter of policy, the Corporation does not use highly leveraged derivative instruments for interest rate risk management.

By using derivative instruments, the Corporation exposes itself to credit and market risk. If a counterparty fails to fulfill its performance obligations under a derivative contract, the Corporation’s credit risk will equal the fair value of the derivative asset. Generally, when the fair value of a derivative contract is positive, this indicates that the counterparty owes the Corporation, thus creating a repayment risk for the Corporation. To manage the level of credit risk, the Corporation deals with counterparties of good credit standing, enters into master netting agreements whenever possible and, when appropriate, obtains collateral. On the other hand, when the fair value of a derivative contract is negative, the Corporation owes the counterparty and, therefore, the fair value of derivatives liabilities incorporates nonperformance risk or the risk that the obligation will not be fulfilled.

The credit risk attributed to the counterparty’s nonperformance risk is incorporated in the fair value of the derivatives. Additionally, as required by the fair value measurements guidance, the fair value of the Corporation’s own credit standing is considered in the fair value of the derivative liabilities. During the year ended December 31, 2016, inclusion of the credit risk in the fair value of the derivatives resulted in loss of $0.9 million (2015 –loss of $ 0.8 million; 2014 –loss of $ 0.1 million) from the Corporation’s credit standing adjustment and a gain of $0.4 million (2015 – gain of $ 0.3 million; 2014 – gain of $1.2 million) from the assessment of the counterparties’ credit risk.

Market risk is the adverse effect that a change in interest rates, currency exchange rates, or implied volatility rates might have on the value of a financial instrument. The Corporation manages the market risk associated with interest rates and, to a limited extent, with fluctuations in foreign currency exchange rates by establishing and monitoring limits for the types and degree of risk that may be undertaken.

Pursuant to the Corporation’s accounting policy, the fair value of derivatives is not offset with the amounts for the right to reclaim cash collateral or the obligation to return cash collateral. At December 31, 2016, the amount recognized for the right to reclaim cash collateral under master netting agreements was $4 million and no amount was recognized for the obligation to return cash collateral (December 31, 2015 - $ 10 million and no amount, respectively).

Certain of the Corporation’s derivative instruments include financial covenants tied to the corresponding banking subsidiary’s well-capitalized status and credit rating. These agreements could require exposure collateralization, early termination or both. The aggregate fair value of all derivative instruments with contingent features that were in a liability position at December 31, 2016 was $0.8 million (December 31, 2015 - $ 4 million). Based on the contractual obligations established on these derivative instruments, the Corporation has fully collateralized these positions by pledging collateral of $4 million at December 31, 2016 (December 31, 2015 - $ 10 million).

Financial instruments designated as cash flow hedges or non-hedging derivatives outstanding at December 31, 2016 and 2015 were as follows:

	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2016	2015	classification	2016	2015	classification	2016	2015
Derivatives designated as
hedging instruments:
Forward contracts	$105,290	$109,900	Other assets	$34	$24	Other liabilities	$715	$232
Total derivatives designated
as hedging instruments	$105,290	$109,900		$34	$24		$715	$232
Derivatives not designated
as hedging instruments:
Forward contracts	$709	$-	Trading account securities	$9	$-	Other liabilities	$-	$-
Interest rate swaps	112,554	189,152	Other assets	759	3,760	Other liabilities	810	4,144
Foreign currency forward contracts	2,637	140	Other assets	36	1	Other liabilities	22	-
Interest rate caps	191,738	94,680	Other assets	388	94	Other liabilities	331	94
Indexed options on deposits	73,470	90,409	Other assets	12,868	13,080	-	-	-
Bifurcated embedded options	69,957	86,283	-	-	-	Interest bearing deposits	10,964	9,873
Total derivatives not
designated as
hedging instruments:	$451,065	$460,664		$14,060	$16,935		$12,127	$14,111
Total derivative assets
and liabilities	$556,355	$570,564		$14,094	$16,959		$12,842	$14,343

Cash Flow Hedges

The Corporation utilizes forward contracts to hedge the sale of mortgage-backed securities with duration terms over one month. Interest rate forwards are contracts for the delayed delivery of securities, which the seller agrees to deliver on a specified future date at a specified price or yield. These forward contracts are hedging a forecasted transaction and thus qualify for cash flow hedge accounting. Changes in the fair value of the derivatives are recorded in other comprehensive income (loss). The amount included in accumulated other comprehensive income (loss) corresponding to these forward contracts is expected to be reclassified to earnings in the next twelve months. These contracts have a maximum remaining maturity of 80 days at December 31, 2016.

For cash flow hedges, net gains (losses) on derivative contracts that are reclassified from accumulated other comprehensive income (loss) to current period earnings are included in the line item in which the hedged item is recorded and during the period in which the forecasted transaction impacts earnings, as presented in the tables below.

Year ended December 31, 2016
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(3,612)	Mortgage banking activities	$(3,148)	$(1)
Total	$(3,612)		$(3,148)	$(1)

Year ended December 31, 2015
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(4,376)	Mortgage banking activities	$(4,719)	$17
Total	$(4,376)		$(4,719)	$17

Year ended December 31, 2014
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(6,613)	Mortgage banking activities	$(6,091)	$(109)
Total	$(6,613)		$(6,091)	$(109)

Fair Value Hedges

At December 31, 2016 and 2015, there were no derivatives designated as fair value hedges.

Non-Hedging Activities

For the year ended December 31, 2016, the Corporation recognized a loss of $ 0.1 million (2015 – loss of $ 0.3 million; 2014 – loss of $ 8.5 million) related to its non-hedging derivatives, as detailed in the table below.

	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2016	2015	2014
Forward contracts	Mortgage banking activities	$(160)	$(389)	$(10,876)
Interest rate swaps	Other operating income	333	300	1,223
Foreign currency forward contracts	Other operating income	27	49	8
Foreign currency forward contracts	Interest expense	12	(4)	5
Interest rate caps	Other operating income	57	-	-
Indexed options on deposits	Interest expense	1,981	(334)	2,815
Bifurcated embedded options	Interest expense	(2,374)	73	(1,666)
Total		$(124)	$(305)	$(8,491)

Forward Contracts

The Corporation has forward contracts to sell mortgage-backed securities, which are accounted for as trading derivatives. Changes in their fair value are recognized in mortgage banking activities.

Interest Rates Swaps and Foreign Currency and Exchange Rate Commitments

In addition to using derivative instruments as part of its interest rate risk management strategy, the Corporation also utilizes derivatives, such as interest rate swaps and foreign exchange forward contracts, in its capacity as an intermediary on behalf of its customers. The Corporation minimizes its market risk and credit risk by taking offsetting positions under the same terms and conditions with credit limit approvals and monitoring procedures. Market value changes on these swaps and other derivatives are recognized in earnings in the period of change.

Interest Rate Caps

The Corporation enters into interest rate caps as an intermediary on behalf of its customers and simultaneously takes offsetting positions under the same terms and conditions, thus minimizing its market and credit risks.

Indexed and Embedded Options

The Corporation offers certain customers’ deposits whose return are tied to the performance of the Standard and Poor’s (“S&P 500”) stock market indexes, and other deposits whose returns are tied to other stock market indexes or other equity securities performance. The Corporation bifurcated the related options embedded within these customers’ deposits from the host contract in accordance with ASC Subtopic 815-15. In order to limit the Corporation’s exposure to changes in these indexes, the Corporation purchases indexed options which returns are tied to the same indexes from major broker dealer companies in the over the counter market. Accordingly, the embedded options and the related indexed options are marked-to-market through earnings.